19 Financial instruments (Details 4) R$ in Millions	12 Months Ended
Dec. 31, 2020 BRL (R$)
Borrowings and Financing [member]
Disclosure of detailed information about financial instruments [line items]
Financial risk (CDI variation)	CDI + 3.58 per year
Financial Baseline	R$ (910)
Financial projected scenario 1	(937)
Financial projected scenario 2	(944)
Financial projected scenario 3	R$ (951)
Fixed rate swap contract (short position) [member]
Disclosure of detailed information about financial instruments [line items]
Financial risk (CDI variation)	CDI + 0.04 per year
Financial Baseline	R$ (62)
Financial projected scenario 1	(176)
Financial projected scenario 2	(179)
Financial projected scenario 3	R$ (182)
Foreign exchange swap contract (short position) [member]
Disclosure of detailed information about financial instruments [line items]
Financial risk (CDI variation)	CDI +0.59 per year
Financial Baseline	R$ (206)
Financial projected scenario 1	(210)
Financial projected scenario 2	(212)
Financial projected scenario 3	R$ (214)
Debentures [member]
Disclosure of detailed information about financial instruments [line items]
Financial risk (CDI variation)	CDI + 2.07 per year
Financial Baseline	R$ (6,573)
Financial projected scenario 1	(6,763)
Financial projected scenario 2	(6,811)
Financial projected scenario 3	(6,858)
Total net effect (loss) [member]
Disclosure of detailed information about financial instruments [line items]
Financial Baseline	(7,751)
Financial projected scenario 1	(8,086)
Financial projected scenario 2	(8,146)
Financial projected scenario 3	R$ (8,205)
Cash Equivalents [member]
Disclosure of detailed information about financial instruments [line items]
Financial risk (CDI variation)	96.96% of CDI
Financial Baseline	R$ 3,532
Financial projected scenario 1	3,611
Financial projected scenario 2	3,630
Financial projected scenario 3	3,650
Net exposure (loss) [member]
Disclosure of detailed information about financial instruments [line items]
Financial Baseline	(4,219)
Financial projected scenario 1	(4,475)
Financial projected scenario 2	(4,516)
Financial projected scenario 3	(4,555)
Net effect (loss) [member]
Disclosure of detailed information about financial instruments [line items]
Financial projected scenario 1	256
Financial projected scenario 2	(297)
Financial projected scenario 3	R$ (336)